UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue Palo Alto,
           CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott R. Smith
Title:  Chief Compliance Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Scott R. Smith                 Palo Alto, CA                      11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $    1,014,082
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Abiomed Inc.                        COM            003654100   37,404  1,782,015                               1,782,015      0    0
Aegerion Pharmaceuticals Inc.       COM            00767E102    2,931    197,740                                 197,740      0    0
Alimera Sciences, Inc.              COM            016259103    9,378  3,634,984                               3,634,984      0    0
AMAG Pharmaceuticals, Inc.          COM            00163U106   32,443  1,828,807                               1,828,807      0    0
Amicus Therapeutics, Inc.           COM            03152W109   28,217  5,426,270                               5,426,270      0    0
ArthroCare Corp.                    COM            043136100   28,508    879,880                                 879,880      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   58,628  2,396,894                               2,396,894      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   36,777    913,485                                 913,485      0    0
Conceptus Inc                       COM            206016107    9,060    446,100                                 446,100      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   40,058    839,971                                 839,971      0    0
Cyberonics, Inc.                    COM            23251P102  112,599  2,148,018                               2,148,018      0    0
Cytokinetics Inc.                   COM            23282W100    1,307  1,569,271                               1,569,271      0    0
Dendreon Corp                       COM            24823Q107    1,988    413,400                                 413,400      0    0
Hyperion Therapeutics               COM            44915N101    1,594    150,000                                 150,000      0    0
Insmed, Inc.                        COM            457669307    1,212    266,299                                 266,299      0    0
Intermune Inc.                      COM            45884X103   15,562  1,736,785                               1,736,785      0    0
Medicis Pharmaceutical Corp.        COM            584690309   63,083  1,457,900                               1,457,900      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   27,836  1,910,476                               1,910,476      0    0
Northern Oil and Gas Inc.           COM            665531109    1,910    112,395                                 112,395      0    0
NuVasive Inc.                       COM            670704105    3,885    169,585                                 169,585      0    0
NxStage Medical, Inc.               COM            67072V103      583     44,129                                  44,129      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109  172,441  2,040,724                               2,040,724      0    0
pSivida Corporation                 COM            74440J101    1,326    813,709                                 813,709      0    0
QLT Inc.                            COM            746927102   16,672  2,140,236                               2,140,236      0    0
Questcor Pharmaceuticals, Inc.      COM            74835Y101   31,805  1,722,005                               1,722,005      0    0
Rigel Pharmaceuticals Inc.          COM            766559603    9,045    883,347                                 883,347      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100   29,471 11,788,495                              11,788,495      0    0
Sequenom Inc.                       COM            817337405   26,246  7,435,210                               7,435,210      0    0
Sonde Resources Corp.               COM            835426107      517    677,825                                 677,825      0    0
STAAR Surgical Company              COM            852312305   26,371  3,488,227                               3,488,227      0    0
Theratechnologies Inc.              COM            88338H100      178    351,335                                 351,335      0    0
United Therapeutics Corp            COM            91307C102   63,011  1,127,611                               1,127,611      0    0
Vanda Pharmaceutical Inc.           COM            921659108    3,405    844,908                                 844,908      0    0
ViroPharma Incorporated             COM            928241108  115,570  3,828,076                               3,828,076      0    0
Savient Pharmaceticals, Inc. 3%     NOTE           80517Q142    3,061  7,749,000                               7,749,000      0    0
5/9/2019
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